Investments in Companies Accounted for at Equity Method (Details) - Schedule of the following table summarizes the changes in the carrying amount of the Company’s Investment in TSG - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of the following table summarizes the changes in the carrying amount of the Company’s Investment in TSG [Abstract]
Beginning balance	$ 26,016	$ 25,683	$ 25,260
Company’s share of profit	1,318	1,771	365
Company’s share of other comprehensive income	(169)	62	58
Company’s Share in dividend declared by TSG		(1,500)
Ending balance	$ 27,165	$ 26,016	$ 25,683